Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 18	$ 0
Customer lists and other	120	127	122
Total intangible assets, gross carrying amount	138	127
Customer lists and other, accumulated amortization	$ 85	$ 86	$ 75